CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 390.0	$ 200.0
Restricted cash	116.8	172.2
Accounts receivable (net of allowance for doubtful accounts of $23.7 and $22.3 as of December 31, 2015 and 2016, respectively)	321.4	363.9
Notes receivable	6.7	1.2
Inventories	338.5	406.1
Advance to suppliers - net	25.5	28.2
Deferred tax assets - net	0.0	0.2
Derivative contracts	0.4	0.0
Amount due from related parties	96.6	324.6
Other current assets	55.6	74.3
Total current assets	1,351.5	1,570.7
Non-current assets:
Long-term prepayments	0.0	2.6
Fixed assets - net	755.5	877.3
Intangible assets - net	16.6	14.8
Land use rights - net	47.9	51.8
Goodwill	1.1	1.1
Long-term investments	20.7	17.1
Amount due from related parties	6.6	9.3
Deferred tax assets - net	6.1	0.8
Other non-current assets	3.1	2.0
Total non-current assets	857.6	976.8
Total assets	2,209.1	2,547.5
Current liabilities:
Short-term borrowings	377.4	255.6
Long-term borrowings, current portion	150.5	161.1
Accounts payable	171.1	226.1
Notes payable	107.2	129.0
Accrued expenses and other liabilities	80.7	80.2
Accrued warranty costs	42.2	43.6
Customer deposits	17.3	7.0
Deferred revenue	18.9	402.1
Derivative contracts	1.0	0.8
Amount due to related parties	161.6	201.4
Deferred tax liabilities	2.4	5.7
Unrecognized tax benefit	0.0	17.9
Total current liabilities	1,130.3	1,530.5
Non-current liabilities:
Long-term borrowings	543.7	553.5
Long-term notes	100.0	100.0
Long-term warranty provision	19.0	17.4
Deferred tax liabilities	7.9	5.9
Total non-current liabilities	670.6	676.8
Total liabilities	1,800.9	2,207.3
Redeemable ordinary shares (par value $0.0001 per share; 20,070,375 and nil issued and outstanding at December 31, 2015 and December 31, 2016, respectively)	0.0
Shareholders' equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,160,675,592 and 4,161,175,592 shares issued and outstanding at December 31, 2015 and December 31, 2016, respectively)	0.4	0.4
Additional paid-in capital	431.7	431.1
Accumulated (deficit) earnings	107.3	(20.2)
Accumulated other comprehensive loss	(131.2)	(71.1)
Total shareholders' equity	408.2	340.2
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 2,209.1	$ 2,547.5